Supplementary Balance Sheet Information - Accrued Expenses (Detail) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued compensation		$ 618,128	$ 2,203,876
Accrued research agreements		135,139	736,199
Accrued professional fees		0	421,314
Other accrued liabilities		701,320	659,976
Total accrued liabilities	$ 1,685,178	$ 1,454,587	$ 4,021,365